Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Office equipment and furniture	$ 180,007	$ 151,007
Automobiles	61,042	69,782
Leasehold improvement	183,526	403,778
Subtotal	424,575	624,567
Less: accumulated depreciation	(301,280)	(498,535)
Property and equipment, net	$ 123,295	$ 126,032